SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY	SHAREHOLDERS’ EQUITY
27.1Capital
The Company’s subscribed and paid-up capital as of December 31, 2025, and 2024 was US$1,551.6 and comprised 740,465,044 common shares, without par value, of which 17,698,905 (2024: 5,832,238) shares were held in treasury.
The capital may be increased up to 1,000,000,000 common shares.
Each common share generally empowered with one vote at general shareholders’ meeting, considering that:
✈no shareholder or group of shareholders, whether Brazilian or foreign, may exercise votes representing more than 5% of the total number of shares into which the Company’s share capital is divided; and
✈the group of foreign shareholders may not exercise, at any meeting of the General Shareholders’ Meeting, a number of votes greater than two‑thirds of the total votes that may be exercised by the Brazilian shareholders present.
27.2Golden Share
The Brazilian Federal Government holds a special class ordinary share (golden share) which confers veto power on certain matters.
27.3Treasury shares
Treasury shares represent Embraer’s own equity instruments repurchased for retention in treasury, cancellation or subsequent sale on the market or use in fulfilling obligations or protecting commitments related to share-based payment plans (see Note 25.1). While they remain in treasury, all political and economic rights of these shares are suspended.
During the fiscal year, 11,866,667 shares (EMBJ3) were repurchased for US$186.8, including transaction costs. Thus, as of December 31, 2025, Embraer held 17,698,905 (2024: 5,832,238) common shares (EMBJ3) in treasury, measured at a historical cost of US$215.0 (2024: US$28.2).
As of December 31, 2025, the fair value of the shares held in treasury is US$285.0 (2024: US$53.1).
27.4Revenue reserves
Government grants: this reserve was established in accordance with the Brazilian Corporation Law and corresponds to the appropriation of the portion of accumulated profits arising from government subsidies received by the Company, which cannot be distributed to shareholders as dividends. These amounts are recognized in profit or loss within the same expense line item to which the grant relates. Such subsidies are excluded from the calculation basis for mandatory dividends. As of December 31, 2025, the reserve for government grants totaled US$49.0 (2024: US$49.0).
Legal reserve: established annually through the allocation of 5% of net income for the year and capped at 20% of the share capital, or 30% when combined with capital reserves. As of December 31, 2025, the legal reserve totaled US$224.6 (2024: US$207.0).
Reserve for investments and working capital: is intended to: (i) ensure resources for investments in permanent assets, without detriment to retained earnings under the terms of the Brazilian Corporation Law; (ii) reinforce working capital; (iii) be used in the redemption, reimbursement, or acquisition of shares in the Company’s capital; and (iv) be distributable to the Company’s shareholders.
Revenue reserves are established in accordance with the Brazilian Corporation Law and the Embraer’s By-Laws. These reserves must be calculated and recorded based on earnings determined as if the presentation currency were Reais. Dividend distributions are determined in accordance with local laws and regulations and must also be determined as if the presentation currency were Reais.
As of December 31, 2025, the reserve for investments and working capital totaled US$1,605.6 (2024: US$1,368.3).
27.5 Capital reserves

	Share-based payment	Result in transactions with non controlling interest	Capital reserves
At December 31, 2022	40.3	77.4	117.7
Share-based remuneration	4.5	—	4.5
Result in transactions with non controlling interest	—	13.5	13.5
At December 31, 2023	44.8	90.9	135.7
Share-based remuneration	4.5	—	4.5
Result in transactions with non controlling interest	—	44.9	44.9
At December 31, 2024	49.3	135.8	185.1
Share-based remuneration	5.4		5.4
Result in transactions with non controlling interest		137.4	137.4
At December 31, 2025	54.7	273.2	327.9
27.6 Other comprehensive (loss)

	Post-employment benefit	Cumulative translation adjustment	Financial instruments	Other comprehensive income
At December 31, 2022	(41.5)	(151.0)	2.8	(189.7)
Other comprehensive income	(4.5)	34.2	7.3	37.0
At December 31, 2023	(46.0)	(116.8)	10.1	(152.7)
Other comprehensive loss	4.9	(84.9)	(24.5)	(104.5)
At December 31, 2024	(41.1)	(201.7)	(14.4)	(257.2)
Other comprehensive income	0.8	142.3	15.1	158.2
At December 31, 2025	(40.3)	(59.4)	0.7	(99.0)
27.7Dividends
In accordance with the Embraer’s By-laws, the mandatory minimum dividend must correspond to 25% of net income for the year, after absorbing accumulated losses and the allocations to the legal reserve and to the investment grant reserve. Interest on equity (“JCP”), net of withholding income tax, is credited toward the amount of dividends declared.
Management may decide not to distribute the mandatory minimum dividend in any fiscal year in which such distribution would be incompatible with Embraer’s financial condition.
The proposed dividends for 2025 are presented as follows:

	12.31.2025	12.31.2024
Income for the year attributed to owners of Embraer determined in millions of R$	1,953.0	1,918.9
Accumulated losses absorption	—	(1,593.1)
Allocation to the legal reserve	(97.6)	(16.3)
Replenishment of the government grants reserve	—	(103.8)
Calculation basis for dividend distribution	1,855.4	205.7
Minimum mandatory dividend (25%) in R$	463.8	51.4
Minimum mandatory dividend (25%) in US$	84.3	8.3

Weighted average number of common shares outstanding	732,412,025	734,632,806
Dividends and interest on equity, net of withholding income tax, per share (in R$)	0.63329	0.07000
Dividends and interest on equity, net of withholding income tax, per share (in US$)	0.11509	0.01130